Accounting for Derivative Instruments and Hedging Activities (Schedule of Derivative Assets and Liabilities) (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Regulatory Assets			$ 901,545,000		$ 1,048,589,000
Assets, Current	6,973,000		6,647,000		7,500,000
Assets, Long-term	15,981,000		10,084,000		8,233,000
Liabilities, Current	277,246,000		327,089,000		273,100,000
Liabilities, Long-term	113,209,000		196,558,000		183,135,000
PUGET ENERGY
Derivative [Line Items]
Liabilities, Current			25,210,000		30,047,000
Liabilities, Long-term			27,199,000		27,956,000
PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Regulatory Assets			848,143,000	[1]	887,614,000	[1]
Offsetting regulatory assets	150,800,000		200,900,000
Natural Gas Portfolio
Derivative [Line Items]
Regulatory Assets			200,900,000		149,700,000
Natural Gas Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Regulatory Assets			200,900,000		149,700,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Total derivative assets	22,954,000	[2]	16,731,000	[2]
Total derivative liabilities	370,308,000	[3]	471,238,000	[3]
Not Designated as Hedging Instrument | PUGET ENERGY
Derivative [Line Items]
Total derivative assets			16,731,000	[4]	15,733,000	[4]
Total derivative liabilities			523,647,000	[4]	456,235,000	[4]
Not Designated as Hedging Instrument | Interest Rate Swap | PUGET ENERGY
Derivative [Line Items]
Assets, Current	0	[2]	0	[2],[4]	0	[4]
Assets, Long-term	0	[2]	0	[2],[4]	0	[4]
Total derivative assets	0	[2]	0	[2]
Liabilities, Current	6,223,000	[3]	25,210,000	[3],[4]	30,047,000	[4]
Liabilities, Long-term	13,924,000	[3]	27,199,000	[3],[4]	27,956,000	[4]
Total derivative liabilities	20,147,000	[3]	52,409,000	[3]
Not Designated as Hedging Instrument | Electric Portfolio
Derivative [Line Items]
Assets, Current	4,031,000	[2]	5,212,000	[2]
Assets, Long-term	9,523,000	[2]	5,508,000	[2]
Liabilities, Current	160,033,000	[3]	173,582,000	[3]
Liabilities, Long-term	50,048,000	[3]	90,752,000	[3]
Not Designated as Hedging Instrument | Electric Portfolio | PUGET ENERGY
Derivative [Line Items]
Assets, Current			5,212,000	[4]	4,716,000	[4]
Assets, Long-term			5,508,000	[4]	5,046,000	[4]
Liabilities, Current			173,582,000	[4]	142,780,000	[4]
Liabilities, Long-term			90,752,000	[4]	99,801,000	[4]
Not Designated as Hedging Instrument | Electric Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Assets, Current			5,212,000	[4]	4,716,000	[4]
Assets, Long-term			5,508,000	[4]	5,046,000	[4]
Liabilities, Current			173,582,000	[4]	142,780,000	[4]
Liabilities, Long-term			90,752,000	[4]	99,801,000	[4]
Not Designated as Hedging Instrument | Natural Gas Portfolio
Derivative [Line Items]
Assets, Current	2,942,000	[2],[5]	1,435,000	[2],[5]
Assets, Long-term	6,458,000	[2],[5]	4,576,000	[2],[5]
Liabilities, Current	110,990,000	[3],[5]	128,297,000	[3],[5]
Liabilities, Long-term	49,237,000	[3],[5]	78,607,000	[3],[5]
Not Designated as Hedging Instrument | Natural Gas Portfolio | PUGET ENERGY
Derivative [Line Items]
Assets, Current			1,435,000	[4],[6]	2,784,000	[4],[6]
Assets, Long-term			4,576,000	[4],[6]	3,187,000	[4],[6]
Liabilities, Current			128,297,000	[4],[6]	100,273,000	[4],[6]
Liabilities, Long-term			78,607,000	[4],[6]	55,378,000	[4],[6]
Not Designated as Hedging Instrument | Natural Gas Portfolio | PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Assets, Current			1,435,000	[4],[7]	2,784,000	[4],[7]
Assets, Long-term			4,576,000	[4],[7]	3,187,000	[4],[7]
Total derivative assets			16,731,000	[4]	15,733,000	[4]
Liabilities, Current			128,297,000	[4],[7]	100,273,000	[4],[7]
Liabilities, Long-term			78,607,000	[4],[7]	55,378,000	[4],[7]
Total derivative liabilities			$ 471,238,000	[4]	$ 398,232,000	[4]

[1]	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments as a result of the merger. For additional information, see Note 3.
[2]	Balance sheet location: Unrealized gain on derivative instruments.
[3]	Balance sheet location: Unrealized loss on derivative instruments.
[4]	Balance sheet location: Unrealized (gain) loss on derivative instruments.
[5]	PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.
[6]	Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.
[7]	PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.